United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2012

Date of reporting period: 08/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (98.64%)
Agriculture, Foods, & Beverage (12.31%)
Archer-Daniels-Midland Co.	3,477,500	$93,023,125
Coca-Cola Co., The	2,054,600	76,842,040
Kellogg Co.	930,000	47,104,500
McCormick & Co. Inc.	428,600	26,333,184
Nestle SA ADR	1,175,800	73,264,098
PepsiCo Inc.	641,400	46,456,602
Sysco Corp.	945,100	28,636,530

		391,660,079

Banks (4.08%)
M&T Bank Corp.	213,400	18,544,460
Northern Trust Corp.	460,500	21,385,620
Wells Fargo & Co.	2,643,100	89,944,693

		129,874,773

Building Materials & Construction (1.27%)
Vulcan Materials Co.	1,039,200	40,445,664

Chemicals (10.23%)
Air Products & Chemicals Inc.	830,000	68,541,400
Dow Chemical Co., The	243,000	7,122,330
E.I. du Pont de Nemours & Co.	458,304	22,800,624
International Flavors & Fragrances Inc.	525,000	31,773,000
Sigma-Aldrich Corp.	2,750,000	195,332,500

		325,569,854

Computer Software & Services (1.12%)
Automatic Data Processing Inc.	109,900	6,382,992
SAP AG	444,800	29,163,224

		35,546,216

Computers (5.15%)
Hewlett-Packard Co.	3,019,400	50,967,472
International Business Machines Corp.	580,000	113,013,000

		163,980,472

Consumer & Marketing (6.26%)
AptarGroup Inc.	677,405	34,310,563
Colgate-Palmolive Co.	436,300	46,383,053
Procter & Gamble Co., The	1,765,155	118,600,764

		199,294,380

Electronic/Electrical Manufacturing (7.26%)
Agilent Technologies Inc.	548,071	20,366,318
Emerson Electric Co.	729,400	36,995,168
General Electric Co.	3,848,900	79,710,719
Intel Corp.	2,420,800	60,108,464
Linear Technology Corp.	1,023,400	33,797,785

		230,978,454

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.64%)
Berkshire Hathaway Inc. Class A (a)	162	$20,502,704
Berkshire Hathaway Inc. Class B (a)	143	12,061

		20,514,765

Health Care (12.08%)
Abbott Laboratories	847,500	55,545,150
Amgen Inc.	106,300	8,920,696
Eli Lilly & Co.	997,000	44,775,270
Johnson & Johnson	2,481,600	167,334,288
Merck & Co. Inc.	631,600	27,190,380
Pfizer Inc.	2,952,000	70,434,720
Teva Pharmaceutical Industries Ltd. Sponsored ADR	260,500	10,310,590

		384,511,094

Machinery & Manufacturing (6.54%)
3M Co.	564,000	52,226,400
Caterpillar Inc.	877,700	74,894,141
Deere & Co.	30,900	2,320,899
HNI Corp.	1,439,200	39,894,624
Illinois Tool Works Inc.	652,500	38,686,725

		208,022,789

Media & Broadcasting (4.24%)
Walt Disney Co., The	2,728,640	134,985,821

Mining & Metals (3.39%)
BHP Billiton PLC	941,859	27,455,352
Nucor Corp.	531,200	19,999,680
Rio Tinto PLC	476,280	20,685,571
Rio Tinto PLC ADR	907,200	39,762,576

		107,903,179

Oil & Gas (16.36%)
BG Group PLC	3,199,100	65,420,239
Bill Barrett Corp. (a)	1,032,400	22,640,532
Chevron Corp.	1,060,000	118,889,600
Devon Energy Corp.	212,204	12,271,757
Dril-Quip Inc. (a)	16,100	1,127,644
Exxon Mobil Corp.	2,615,200	228,306,960
Noble Energy Inc.	36,200	3,181,980
Royal Dutch Shell PLC ADR Class A	487,900	34,138,363
Schlumberger Ltd.	45,300	3,278,814
Spectra Energy Corp.	399,950	11,302,587
Tidewater Inc.	154,191	7,313,279
Woodside Petroleum Ltd.	364,703	12,919,618

		520,791,373

Retailers (3.05%)
Wal-Mart Stores Inc.	1,339,100	97,218,660

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (3.79%)
AT&T Inc.	2,140,534	$78,429,166
Corning Inc.	1,284,600	15,402,354
Verizon Communications Inc.	624,900	26,833,206

		120,664,726

Transportation (0.25%)
GATX Corp.	190,700	7,849,212

Utilities & Energy (0.62%)
Duke Energy Corp.	306,966	19,885,257

Total Common Stocks
(cost $1,240,015,488)		3,139,696,768

Short-term Investments (0.76%)
JPMorgan U.S. Government Money Market Fund	24,070,398	24,070,398

Total Short-term Investments
(cost $24,070,398)		24,070,398

TOTAL INVESTMENTS (99.40%)
(cost $1,264,085,886)		3,163,767,166
OTHER ASSETS, NET OF LIABILITIES (0.60%)		19,198,877

NET ASSETS (100.00%)		$3,182,966,043

(a)	Non-income producing security.

ADR – American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (54.88%)
Agriculture, Foods, & Beverage (6.31%)
Archer-Daniels-Midland Co.	940,561	$25,160,007
Campbell Soup Co.	26,000	913,640
Coca-Cola Co., The	410,000	15,334,000
Kellogg Co.	310,000	15,701,500
Nestle SA ADR	252,500	15,733,275
PepsiCo Inc.	110,100	7,974,543
Sysco Corp.	165,300	5,008,590

		85,825,555

Banks (2.57%)
M&T Bank Corp.	37,700	3,276,130
Northern Trust Corp.	104,700	4,862,268
Suntrust Banks Inc.	54,300	1,366,731
Wells Fargo & Co.	747,600	25,440,828

		34,945,957

Building Materials & Construction (0.53%)
Lafarge SA	21,338	1,017,922
Vulcan Materials Co.	160,200	6,234,984

		7,252,906

Chemicals (5.22%)
Air Products & Chemicals Inc.	230,000	18,993,400
Dow Chemical Co., The	69,000	2,022,390
E.I. du Pont de Nemours & Co.	108,705	5,408,074
International Flavors & Fragrances Inc.	120,000	7,262,400
Novozymes A/S B Shares	87,950	2,440,347
Sigma-Aldrich Corp.	491,000	34,875,730

		71,002,341

Computer Software & Services (0.38%)
Automatic Data Processing Inc.	30,000	1,742,400
SAP AG	52,800	3,461,822

		5,204,222

Computers (3.12%)
Hewlett-Packard Co.	754,000	12,727,520
International Business Machines Corp.	152,100	29,636,685

		42,364,205

Consumer & Marketing (2.95%)
AptarGroup Inc.	113,100	5,728,515
Colgate-Palmolive Co.	21,200	2,253,772
Procter & Gamble Co., The	477,700	32,096,663

		40,078,950

Electronic/Electrical Manufacturing (3.62%)
Agilent Technologies Inc.	143,787	5,343,125
Applied Materials Inc.	182,000	2,127,580
Emerson Electric Co.	78,800	3,996,736
General Electric Co.	796,300	16,491,373
Intel Corp.	592,500	14,711,775

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$2,314,081
Linear Technology Corp.	130,100	4,296,552

		49,281,222

Financial Services (0.32%)
Berkshire Hathaway Inc. Class A (a)	34	4,303,037
Berkshire Hathaway Inc. Class B (a)	533	44,953

		4,347,990

Health Care (7.03%)
Abbott Laboratories	92,000	6,029,680
Allergan Inc.	154,800	13,332,924
Amgen Inc.	53,100	4,456,152
Eli Lilly & Co.	212,000	9,520,920
Johnson & Johnson	417,700	28,165,511
Medtronic Inc.	21,600	878,256
Merck & Co. Inc.	144,100	6,203,505
Pfizer Inc.	960,000	22,905,600
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	4,112,362

		95,604,910

Machinery & Manufacturing (3.61%)
3M Co.	124,600	11,537,960
Caterpillar Inc.	262,400	22,390,592
Donaldson Company Inc.	86,200	3,041,998
HNI Corp.	160,000	4,435,200
Illinois Tool Works Inc.	130,600	7,743,274

		49,149,024

Media & Broadcasting (4.29%)
Lee Enterprises Inc. Class A (a)	84,000	124,320
Thomson Reuters Corp.	192,189	5,467,777
Walt Disney Co., The	1,065,995	52,734,773

		58,326,870

Mining & Metals (3.12%)
BHP Billiton PLC	169,900	4,952,614
Newmont Mining Corp.	29,200	1,479,856
Nucor Corp.	436,800	16,445,520
Rio Tinto PLC	153,825	6,680,856
Rio Tinto PLC ADR	293,000	12,842,190

		42,401,036

Oil & Gas (7.56%)
BG Group PLC	256,800	5,251,451
Bill Barrett Corp. (a)	100,000	2,193,000
Chevron Corp.	288,000	32,302,080
Devon Energy Corp.	76,170	4,404,911
Exxon Mobil Corp.	448,000	39,110,400
Royal Dutch Shell PLC ADR Class A	216,400	15,141,508
Spectra Energy Corp.	62,950	1,778,967

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	73,477	$2,602,926

		102,785,243

Retailers (1.48%)
Wal-Mart Stores Inc.	276,700	20,088,420

Telecom & Telecom Equipment (2.21%)
AT&T Inc.	533,359	19,542,274
Cisco Systems Inc.	189,400	3,613,752
Corning Inc.	372,300	4,463,877
Verizon Communications Inc.	57,800	2,481,932

		30,101,835

Transportation (0.21%)
GATX Corp.	68,200	2,807,112

Utilities & Energy (0.35%)
Duke Energy Corp.	72,333	4,685,730

Total Common Stocks
(cost $297,960,026)		746,253,528

	Principal amount	Value
Corporate Bonds (16.01%)
Aerospace/Defense (0.08%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,056,515

Agriculture, Foods, & Beverage (1.42%)
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,001,118
Kellogg Co.
5.125%, 12/03/2012	500,000	505,663
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,015,570
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,018,561
Hershey Co.
5.000%, 04/01/2013	500,000	513,044
General Mills Inc.
5.200%, 03/17/2015	500,000	555,762
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,159,843
Hershey Co.
5.450%, 09/01/2016	500,000	584,895
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,229,489
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,420,326
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,204,458
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,186,457
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,252,886

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Pepsico Inc.
2.750%, 03/05/2022	$1,000,000	$1,036,290
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,048,925
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,033,895
Campbell Soup Co.
2.500%, 08/02/2022	500,000	499,035

		19,266,217

Automotive (0.24%)
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,196,760
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,071,316

		3,268,076

Banks (0.81%)
Bank of America Corp.
5.375%, 09/11/2012	500,000	500,325
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,502,342
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	511,114
Wachovia Corp.
5.700%, 08/01/2013	750,000	785,174
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	539,551
US Bank NA
4.950%, 10/30/2014	1,500,000	1,633,156
Wachovia Bank NA
5.600%, 03/15/2016	750,000	837,161
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,082,621
5.300%, 03/15/2017	500,000	544,210
Wachovia Corp.
5.750%, 06/15/2017	750,000	894,956
Wachovia Bank NA
6.000%, 11/15/2017	500,000	598,797
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	598,792
US Bancorp
3.000%, 03/15/2022	1,000,000	1,049,390

		11,077,589

Chemicals (0.76%)
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,026,861
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,214,971
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,099,853
5.375%, 11/01/2016	1,000,000	1,174,570
2.450%, 02/15/2022	2,000,000	2,012,830

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Monsanto Co.
2.200%, 07/15/2022	$1,300,000	$1,302,048
PPG Industries Inc.
2.700%, 08/15/2022	500,000	499,470

		10,330,603

Commercial Service/Supply (0.19%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	537,445
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,054,002

		2,591,447

Computer Software & Services (0.17%)
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,340,362

Computers (0.39%)
Hewlett-Packard Co.
4.500%, 03/01/2013	1,000,000	1,017,529
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,224,922
1.875%, 05/15/2019	3,000,000	3,059,415

		5,301,866

Consumer & Marketing (1.35%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,094,428
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,157,326
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,845,394
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,203,823
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,211,653
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,520,581
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,252,994
2.625%, 01/15/2022	1,000,000	1,054,664
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,024,586
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,030,916
1.950%, 02/01/2023	1,000,000	980,337

		18,376,702

Electronic/Electrical Manufacturing (0.13%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,190,612
5.250%, 10/15/2018	500,000	608,521

		1,799,133

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (0.66%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	$500,000	$568,900
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	575,299
5.400%, 02/15/2017	500,000	580,306
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,192,178
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	590,804
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,765,996
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	592,120
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,110,448
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,034,647
Rio Tinto Finance USA Ltd. PLC
2.875%, 08/21/2022	1,000,000	984,045

		8,994,743

Health Care (2.15%)
AstraZeneca PLC
5.400%, 09/15/2012	750,000	750,900
Abbott Laboratories
5.150%, 11/30/2012	500,000	505,556
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,035,708
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,059,608
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,058,907
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	3,000,000	3,189,576
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,171,200
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,365,582
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,036,765
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,180,205
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,188,749
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,221,760
AstraZeneca PLC
5.900%, 09/15/2017	750,000	919,095
Abbott Laboratories
5.600%, 11/30/2017	500,000	613,082
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	608,282
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,228,265

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Baxter International Inc.
5.375%, 06/01/2018	$2,000,000	$2,419,982
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,073,678
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,135,068
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,463,988
Baxter International Inc.
2.400%, 08/15/2022	1,000,000	1,005,994

		29,231,950

Machinery & Manufacturing (1.58%)
Eaton Corp.
4.900%, 05/15/2013	500,000	514,714
3M Co.
4.375%, 08/15/2013	1,000,000	1,039,260
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	548,356
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,084,214
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,750,894
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,181,593
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,824,638
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,185,585
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,208,936
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,290,394
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,042,202
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,063,832
Deere & Co.
2.600%, 06/08/2022	2,000,000	2,060,984
Covidien International
3.200%, 06/15/2022	2,000,000	2,118,540
3M Co.
2.000%, 06/26/2022	1,500,000	1,495,734
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,026,574

		21,436,450

Media & Broadcasting (0.32%)
Walt Disney Co., The
4.700%, 12/01/2012	1,000,000	1,010,305
6.000%, 07/17/2017	1,000,000	1,232,179
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,088,604

		4,331,088

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (0.52%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	$2,000,000	$2,278,516
5.400%, 03/29/2017	500,000	586,281
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,406,167
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,057,777
Alcoa Inc.
5.870%, 02/23/2022	756,000	801,467

		7,130,208

Oil & Gas (1.56%)
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,060,304
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	595,384
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,184,374
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,524,150
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,195,171
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,201,955
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,654,099
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,483,027
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,168,881
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	2,033,088
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,011,806
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,057,182

		21,169,421

Retailers (1.00%)
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,001,216
Target Corp.
5.125%, 01/15/2013	500,000	508,562
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,123,977
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,160,232
Target Corp.
5.875%, 07/15/2016	1,300,000	1,541,106
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,164,102
Target Corp.
5.375%, 05/01/2017	1,500,000	1,793,367

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
6.000%, 01/15/2018	$500,000	$616,404
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,244,832
4.250%, 04/15/2021	2,000,000	2,350,404
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,042,785

		13,546,987

Telecom & Telecom Equipment (0.31%)
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	508,670
5.500%, 02/15/2018	500,000	608,920
AT&T Inc.
3.000%, 02/15/2022	3,000,000	3,153,312

		4,270,902

Transportation (0.20%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,015,473
5.500%, 01/15/2018	1,000,000	1,214,613
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	515,679

		2,745,765

Utilities & Energy (2.17%)
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,532,463
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,092,494
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,291,088
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,273,058
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,164,953
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,199,612
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	601,628
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,804,904
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,200,517
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,197,019
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	611,626
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,201,863
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	619,230
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,194,358
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	603,018

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southern California Edison Co.
3.875%, 06/01/2021	$2,000,000	$2,271,350
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,075,450
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,037,630
Detroit Edison Co.
2.650%, 06/15/2022	500,000	516,920
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	1,002,472
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,016,360
Northern States Power Co.
2.150%, 08/15/2022	500,000	499,462
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	1,003,334
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,006,801
PPL Electric Utilities
2.500%, 09/01/2022	500,000	509,233

		29,526,843

Total Corporate Bonds
(cost $196,868,953)		217,792,867

Foreign Government Bonds (0.22%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,952,250

Total Foreign Government Bonds
(cost $2,495,271)		2,952,250

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Principal amount	Value
Government Agency Securities (b) (1.58%)
Agency Commercial Mortgage-Backed Securities (1.32%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	$10,000,000	$10,562,020
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,320,663

		17,882,683

Agency Notes & Bonds (0.26%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,224,639
3.875%, 02/15/2021	2,000,000	2,352,410

		3,577,049

Total Government Agency Securities
(cost $20,193,398)		21,459,732

U.S. Treasury Obligations (24.73%)
U.S. Treasury Notes
3.875%, 02/15/2013	10,000,000	10,166,020
3.625%, 05/15/2013	10,000,000	10,239,450
4.250%, 08/15/2013	10,000,000	10,384,380
4.250%, 11/15/2013	10,000,000	10,482,810
4.000%, 02/15/2014	10,000,000	10,546,480
4.250%, 11/15/2014	20,000,000	21,750,000
4.000%, 02/15/2015	15,000,000	16,365,240
4.125%, 05/15/2015	20,000,000	22,059,380
4.500%, 02/15/2016	15,000,000	17,129,295
5.125%, 05/15/2016	20,000,000	23,468,760
4.625%, 02/15/2017	20,000,000	23,620,320
3.250%, 03/31/2017	5,000,000	5,614,455
3.500%, 02/15/2018	20,000,000	22,995,320
3.750%, 11/15/2018	10,000,000	11,771,880
3.125%, 05/15/2019	20,000,000	22,862,500
3.625%, 08/15/2019	10,000,000	11,789,840
3.375%, 11/15/2019	10,000,000	11,635,160
3.625%, 02/15/2020	10,000,000	11,827,340
3.500%, 05/15/2020	20,000,000	23,504,680
3.625%, 02/15/2021	10,000,000	11,887,500
2.000%, 11/15/2021	25,000,000	26,216,800

Total U.S. Treasury Obligations
(cost $301,953,269)		336,317,610

	Shares	Value
Short-term Investments (2.00%)
JPMorgan U.S. Government Money Market Fund	27,167,385	$27,167,385

Total Short-term Investments
(cost $ 27,167,385)		27,167,385

TOTAL INVESTMENTS (99.42%)
(cost $ 846,638,302)		1,351,943,372
OTHER ASSETS, NET OF LIABILITIES (0.58%)		7,952,461

NET ASSETS (100.00%)		$1,359,895,833

(a)	Non-income producing security.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR – American Depositary Receipt

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (1.24%)
Financial Services (1.24%)
JP Morgan Chase & Co. (a)
2.125%, 12/26/2012	$5,000,000	$5,030,710

Total Corporate Bonds
(cost $4,999,575)		5,030,710

U.S. Treasury Obligations (94.83%)
U.S. Treasury Notes
3.375%, 11/30/2012	10,000,000	10,076,560
3.875%, 02/15/2013	20,000,000	20,332,040
3.625%, 05/15/2013	10,000,000	10,239,450
1.375%, 05/15/2013	10,000,000	10,083,200
4.250%, 08/15/2013	10,000,000	10,384,380
3.125%, 09/30/2013	15,000,000	15,469,335
4.000%, 02/15/2014	10,000,000	10,546,480
4.750%, 05/15/2014	10,000,000	10,764,450
2.625%, 06/30/2014	10,000,000	10,435,160
4.250%, 08/15/2014	10,000,000	10,777,730
4.250%, 11/15/2014	5,000,000	5,437,500
4.000%, 02/15/2015	5,000,000	5,455,080
4.125%, 05/15/2015	5,000,000	5,514,845
1.750%, 07/31/2015	10,000,000	10,419,530
4.250%, 08/15/2015	20,000,000	22,307,820
2.625%, 02/29/2016	10,000,000	10,787,500
2.625%, 04/30/2016	20,000,000	21,628,120
1.500%, 06/30/2016	8,000,000	8,330,000
2.750%, 11/30/2016	10,000,000	10,952,340
3.000%, 02/28/2017	10,000,000	11,102,340
2.375%, 07/31/2017	10,000,000	10,860,160
1.875%, 08/31/2017	10,000,000	10,623,440
1.875%, 09/30/2017	10,000,000	10,621,880
1.875%, 10/31/2017	10,000,000	10,625,000
2.250%, 11/30/2017	10,000,000	10,821,880
2.750%, 12/31/2017	12,500,000	13,857,425
2.625%, 01/31/2018	10,000,000	11,028,910
2.750%, 02/28/2018	10,000,000	11,105,470
2.875%, 03/31/2018	10,000,000	11,181,250
2.625%, 04/30/2018	10,000,000	11,047,660
2.375%, 05/31/2018	10,000,000	10,910,160
2.375%, 06/30/2018	10,000,000	10,912,500
2.250%, 07/31/2018	10,000,000	10,843,750
1.375%, 09/30/2018	10,000,000	10,327,340
Total U.S. Treasury Obligations

(cost $372,982,571)		385,810,685

	Shares	Value
Short-term Investments (3.44%)
JPMorgan U.S. Government Money Market Fund	14,003,527	$14,003,527

Total Short-term Investments
(cost $ 14,003,527)		14,003,527

TOTAL INVESTMENTS (99.51%)
(cost $ 391,985,673)		404,844,922
OTHER ASSETS, NET OF LIABILITIES (0.49%)		1,993,939

NET ASSETS (100.00%)		$406,838,861

(a)	This security is guaranteed under the FDIC Temporary Liquidity Guarantee Program.

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (b) (97.46%)
Alabama (1.86%)
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa1	$2,000,000	$2,160,560
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	A+	1,030,000	1,247,186
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,355,016
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	1,008,177
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,975,432
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,749,390
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,865,236

					12,360,997

Alaska (1.84%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	NR	2,000,000	2,228,420
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,131,712
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	636,849
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	323,181
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA+	1,000,000	1,110,550
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	701,547
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,212,386
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,052,970
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,429,868
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	1,340,000	1,344,718

					12,172,201

Arizona (4.70%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	912,960
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	570,323
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	AA-	450,000	499,032
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	570,285
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A+	4,180,000	5,049,607
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	AA-	1,965,000	2,361,340
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	588,885
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,739,900
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,057,210
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,095,960
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	720,000	757,577
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	AA-	1,000,000	1,216,450
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,160,580
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,189,770
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	1,360,000	1,403,262
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,632,375
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,954,459

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	$1,500,000	$1,741,590
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,155,140
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,304,439
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,167,180

					31,128,324

Arkansas (2.24%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,508,873
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa3	1,250,000	1,295,925
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2021	Aa3	645,000	659,783
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2021	Aa3	1,515,000	1,590,826
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,488,749
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2022	Aa3	660,000	669,629
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2022	Aa3	1,000,000	1,021,990
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2022	Aa2	980,000	1,003,941
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	116,780
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	Aa3	675,000	680,204
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	387,391
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,122,120
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,732,755
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	573,360

					14,852,326

California (4.59%)
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	AAA	1,000,000	1,039,190
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,688,861
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A-	3,000,000	3,175,800
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A-	95,000	98,837
State of California, Various Purpose General Obligation Bonds (Prerefunded to 08-01-2013 @ 100) (c)	5.000%	02/01/2017	AA+	3,155,000	3,291,233
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003 (Prerefunded to 05-01-2013 @ 100) (c)	5.000%	05/01/2017	Aa1	1,355,000	1,397,493
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	A+	1,560,000	1,615,645
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	802,907
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	830,430
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,270,722
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	3,138,090
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	875,723
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,790,481
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,563,705

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	$845,000	$912,203
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	641,901
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,266,796
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	1,275,000	1,461,940
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,832,179
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,075,380
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	600,000	655,482

					30,424,998

Colorado (2.71%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	576,805
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,858,092
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	662,514
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,255,000	2,439,031
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,764,130
St. Vrain Valley School District No. RE-1J, (Boulder, Larimer and Weld Counties, and the City and County of Broomfield, Colorado), General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,820,000	3,050,140
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,684,995
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,639,701
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,285,880

					17,961,288

Connecticut (1.69%)
The University of Connecticut, General Obligation Bonds, Series A 2004 (Prerefunded to 01-15-2014 @ 100) (c)	5.000%	01/15/2018	Aa3	600,000	638,112
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	600,745
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	604,259
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	600,000	641,508
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	570,155
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,127,601
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	634,152
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B (d)	2.000%	08/01/2022	Aaa	1,550,000	1,552,248
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	662,898
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,112,010
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	2,060,496

					11,204,184

Delaware (0.35%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,202,715
New Castle County, Delaware, General Obligation Bonds, Series 2012B	3.000%	07/15/2023	Aaa	1,000,000	1,090,930

					2,293,645

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (6.00%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	$1,000,000	$1,178,790
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,196,356
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,259,138
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	Aa2	1,220,000	1,286,783
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,654,531
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,327,576
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,101,970
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,765,790
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	701,046
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,148,310
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,617,524
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,368,479
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,597,200
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,909,125
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	443,584
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,425,514
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	240,706
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A	3,000,000	3,189,660
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,690,575
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,367,960
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,938,314
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	2,000,000	2,255,900
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,130,860

					39,795,691

Georgia (1.79%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	227,942
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	289,148
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,159,384
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and
Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,253,810
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	2,003,139
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	850,995
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,185,440
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,176,320
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	2,300,000	2,727,133

					11,873,311

Hawaii (0.72%)
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa1	2,140,000	2,370,414
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,386,740

					4,757,154

Idaho (0.44%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003 (Prerefunded to 08-15-2013 @ 100) (c)	4.750%	08/15/2018	A	1,690,000	1,761,808

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (Cont.)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	$1,000,000	$1,119,510
					2,881,318
Illinois (3.41%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aaa	2,150,000	2,177,563
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A2	2,000,000	2,054,320
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2015	NR	700,000	734,867
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2015	Aa2	345,000	362,184
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2016	NR	735,000	771,610
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2016	Aa2	365,000	383,181
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa2	900,000	907,353
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (c)	5.000%	11/01/2019	A1	1,650,000	1,886,990
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,398,400
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,485,052
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,616,276
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,400,052
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,330,600
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005 (Prerefunded to 01-01-2015 @ 100) (c)	5.000%	01/01/2024	Aa2	1,000,000	1,078,990

					22,587,438

Indiana (2.48%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	2,635,000	2,731,336
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.350%	07/15/2017	AA-	210,000	221,770
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.600%	07/15/2018	AA-	220,000	234,287
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,842,722
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	247,547
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	991,809
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,300,096
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	264,617
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,332,881
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	589,820
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	208,084
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,242,903
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	243,698
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	238,671
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,093,170

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	$1,530,000	$1,684,714

					16,468,125

Iowa (2.60%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,083,466
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,075,474
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	566,556
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A (Prerefunded to 06-01-2014 @ 100) (c)	5.000%	06/01/2018	Aaa	850,000	919,428
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,361,360
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A1	1,200,000	1,247,808
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,510,366
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,999,555
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,965,302
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,183,600
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,182,830
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,156,080

					17,251,825

Kansas (3.67%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,264,880
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,305,778
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	700,967
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004 (Prerefunded to 09-01-2014 @ 100) (c)	5.000%	09/01/2018	A1	1,000,000	1,092,370
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	370,000	415,584
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (c)	5.000%	10/01/2018	Aa3	540,000	616,415
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa1	980,000	1,052,471
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,115,060
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	981,875
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,798,383
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation
Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,118,477
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,353,300
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,252,769
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,387,126
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,518,546
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa2	215,000	221,671
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2029	NR	1,335,000	1,402,391
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa2	225,000	231,788
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2030	NR	1,405,000	1,475,924

					24,305,775

See accompanying notes to schedules of investment.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (1.54%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	$1,275,000	$1,436,683
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,253,017
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,757,338
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,948,157
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,700,220
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,081,740

					10,177,155

Louisiana (1.26%)
State of Louisiana, General Obligation Bonds, Series 2003 A (Prerefunded to 05-01-2013 @ 100) (c)	5.000%	05/01/2018	Aa2	4,000,000	4,124,920
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,463,695
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	441,742
State of Louisiana, General Obligation Match Bonds, Series 2006-B (Prerefunded to 07-15-2016 @ 100) (c)	5.000%	07/15/2025	Aa2	2,000,000	2,342,640

					8,372,997

Maine (0.96%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	114,234
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,978,101
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004 (Prerefunded to 07-01-2014 @ 100) (c)	5.250%	07/01/2030	Aa3	2,100,000	2,287,257

					6,379,592

Maryland (1.93%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	472,303
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,053,486
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	455,000	501,246
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,239,600
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2012, Second Series B, Tax-Exempt Bonds	2.250%	08/01/2023	Aaa	2,000,000	2,010,100
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,321,012
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,410,582
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,793,610

					12,801,939

Massachusetts (0.97%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,201,636
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa1	5,000,000	5,221,550

					6,423,186

Michigan (1.71%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation—Unlimited Tax)	4.000%	05/01/2018	AA	500,000	548,420
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	526,997

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation—Unlimited Tax)	3.500%	05/01/2020	AA	$1,000,000	$1,099,220
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation—Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,236,540
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation—Unlimited Tax)	4.000%	05/01/2022	AA	700,000	770,658
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation—Unlimited Tax)	5.000%	05/01/2022	A+	275,000	327,244
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation—Unlimited Tax)	4.000%	05/01/2023	AA	1,485,000	1,612,279
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation—Unlimited Tax)	5.000%	05/01/2023	A+	400,000	473,264
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation—Unlimited Tax)	5.000%	05/01/2024	A+	600,000	705,324
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation—Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,198,961
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	819,008

					11,317,915

Minnesota (0.18%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,185,590

Mississippi (2.59%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,103,560
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,317,780
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005 (Prerefunded to 05-01-2014 @ 100) (c)	4.000%	05/01/2018	Aa1	1,585,000	1,681,336
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A+	1,000,000	1,088,820
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	540,279
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	597,151
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	565,580
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	452,464
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,198,390
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,904,502
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,585,799
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,123,690

					17,159,351

Missouri (3.09%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,989,176
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,205,178
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	581,447
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	545,000	615,817

See accompanying notes to schedules to investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	$1,455,000	$1,659,515
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,345,487
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,414,180
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,440,690
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,259,220

					20,510,710

Montana (0.08%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	540,769

Nebraska (3.13%)
Nebraska Public Power District Revenue Series A (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	01/01/2017	A	3,000,000	3,117,060
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,364,700
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,346,339
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,715,115
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,472,200
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,905,571
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008 (Prerefunded to 01-24-2013 @ 100) (c)	4.625%	07/15/2024	AA-	2,120,000	2,155,849
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,376,830
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,307,016

					20,760,680

New Hampshire (0.98%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	AA	400,000	446,368
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A (Prerefunded to 07-15-2015 @ 100) (c)	4.750%	07/15/2016	Aa1	115,000	129,168
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003 (Prerefunded to 06-01-2013 @ 100) (c)	5.000%	12/01/2017	Aa1	2,620,000	2,711,857
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,570,874
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,662,585

					6,520,852

New Jersey (3.55%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,648,480
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005 (Prerefunded to 07-15-2014 @ 100) (c)	4.000%	07/15/2018	Aa2	1,230,000	1,313,554
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,710,000	1,835,138
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	2,028,801
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,788,248
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,274,896
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	859,822

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	$1,775,000	$1,880,559
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,379,773
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA	750,000	874,868
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,677,779

					23,561,918

New Mexico (2.55%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	4,093,565
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa2	1,500,000	1,720,635
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	A+	1,365,000	1,486,758
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,178,840
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	A+	1,320,000	1,433,005
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,750,174
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,188,360
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,066,590

					16,917,927

New York (2.48%)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,065,710
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,262,660
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds—2010	3.250%	03/15/2020	Aa2	1,665,000	1,788,693
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	876,216
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	746,020
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	410,000	451,976
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	669,950
County of Suffolk, New York, Public Improvement Serial Bonds—2009 Series C	4.000%	10/15/2021	A1	3,000,000	3,264,810
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds—2010	4.000%	07/15/2022	Aa2	1,265,000	1,407,490
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	500,242
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds—2010	4.000%	07/15/2023	Aa2	1,615,000	1,778,535
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds—2010	4.000%	02/15/2026	Aa2	460,000	490,549
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	AA-	1,000,000	1,110,360

					16,413,211

North Carolina (1.50%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aa1	1,000,000	1,111,260
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	947,579
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,204,580

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	AA-	$545,000	$613,239
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,154,220
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,125,430
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2024	Aaa	455,000	481,199
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,731,415
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2025	Aaa	455,000	475,498
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,126,120

					9,970,540

North Dakota (0.66%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2016	Aaa	1,915,000	2,013,565
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2017	Aaa	1,225,000	1,288,051
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,094,840

					4,396,456

Ohio (2.43%)
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	1,375,000	1,379,208
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,747,907
State of Ohio, Common Schools General Obligation Bonds, Series 2005C	4.300%	06/15/2021	Aa1	2,000,000	2,183,040
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,259,330
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,225,956
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,427,629
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,153,680
Miami University (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,705,976

					16,082,726

Oklahoma (0.67%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AA+	1,230,000	1,425,176
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,675,169
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	1,320,000	1,321,135

					4,421,480

Oregon (2.41%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,384,966
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004 (Prerefunded to 06-01-2014 @ 100) (c)	4.750%	06/01/2018	Aa3	500,000	538,225
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,745,331
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	365,000	387,305
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,154,290
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,719,540
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,507,568

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	Aa1	$745,000	$906,285
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	Aa1	670,000	813,795
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	Aa1	750,000	909,098
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,501,888
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,392,340

					15,960,631

Pennsylvania (1.92%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A+	1,070,000	1,128,936
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A+	1,010,000	1,061,278
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,097,012
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A+	1,160,000	1,218,928
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,059,830
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,541,960
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,829,315
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,816,622

					12,753,881

Rhode Island (0.17%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,102,710

South Carolina (1.25%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,124,420
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	AA-	2,315,000	2,673,293
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,187,642
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,110,980
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	901,984
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,265,679

					8,263,998

South Dakota (0.28%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.150%	01/15/2020	AA-	1,130,000	1,133,367
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.500%	01/15/2022	AA-	475,000	477,009
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	266,828

					1,877,204

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (2.93%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	$2,705,000	$2,820,044
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,196,328
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	694,320
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,312,800
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	701,222
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,302,940
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series AA-2012	3.000%	07/01/2023	Aa2	1,540,000	1,611,764
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,258,800
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (c)	4.400%	10/01/2023	AA+	1,050,000	1,179,370
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,134,540
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,211,320

					19,423,448

Texas (3.83%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,233,550
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AA+	1,535,000	1,743,315
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	556,370
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,151,070
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	531,932
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	425,790
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	446,121
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	AA-	2,345,000	2,805,511
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	AA-	2,000,000	2,370,540
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,288,956
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,856,617
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,492,870
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	AA-	2,465,000	2,940,992
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,162,720
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,145,960
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,091,810
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,155,050

					25,399,174

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (0.91%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	$410,000 $	479,462
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	692,718
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,680,116
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,210,714

					6,063,010

Virginia (2.22%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,100,917
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,876,982
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (c)	4.125%	12/01/2020	Aaa	2,100,000	2,416,764
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,707,015
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,390,277
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,576,484
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A (Prerefunded to 08-01-2014 @ 100) (c)	4.750%	08/01/2026	Aa1	1,000,000	1,083,770
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	AA-	2,000,000	2,552,540

					14,704,749

Washington (4.72%)
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	995,000	998,861
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA+	15,000	15,058
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2004 (Prerefunded to 12-01-2013 @ 100) (c)	5.000%	12/01/2017	Aa3	705,000	745,939
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa2	1,000,000	1,091,720
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2004 (Prerefunded to 12-01-2013 @ 100) (c)	5.000%	12/01/2018	Aa3	740,000	782,972
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,127,460
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,097,480
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA	2,000,000	2,073,300
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	1,020,000	1,079,986
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003 (Prerefunded to 12-01-2013 @ 100) (c)	4.625%	12/01/2022	Aa2	2,000,000	2,106,900
Public Utility District No. 1 of Douglas County of Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	619,403
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,104,950
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,080,706
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,570,680
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	627,455
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,627,749
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,125,770

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	$2,000,000	$2,332,200
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	554,140
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004 (Prerefunded to 09-01-2014 @ 100) (c)	4.750%	09/01/2028	Aa1	3,500,000	3,806,005
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,747,800

					31,316,534

West Virginia (1.99%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A+	2,510,000	3,071,085
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A+	3,200,000	3,891,904
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A+	2,500,000	2,678,150
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,210,572
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,365,278

					13,216,989

Wisconsin (1.20%)
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	606,901
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,109,800
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	942,944
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,544,356
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	351,435
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,161,110
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,243,610

					7,960,156

Wyoming (0.28%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,852,847

Total Long-term Municipal Bonds
(cost $596,697,469)					646,128,925

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2012

(Unaudited)

	Shares	Value
Short-term Investments (1.75%)
JPMorgan Tax Free Money Market Fund	11,624,447	$11,624,447

Total Short-term Investments
(cost $ 11,624,447)		11,624,447

TOTAL INVESTMENTS (99.21%)
(cost $ 608,321,916)		657,753,372
OTHER ASSETS, NET OF LIABILITIES (0.79%)		5,244,877

NET ASSETS (100.00%)		$662,998,249

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.

(b)	Long-term Municipal Bonds, as a percentage of total net assets, consisted of 9.04% Advanced Refunded Bonds, 55.93% General Obligation Bonds and 32.49% Municipal Revenue Bonds.

(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government or U.S. Government Agency securities to support the timely payment of principal and interest.

(d)	Security purchased on a “when-issued” basis.

NR – Not Rated

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1– quoted prices (unadjusted) in active markets for identical securities

•

Level 2 – significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 – significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC will determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

26

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of August 31, 2012:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,139,696,768	$—	$—	$3,139,696,768
Short-term Investments	24,070,398	—	—	24,070,398
Balanced Fund
Common Stocks (a)	746,253,528	—	—	746,253,528
Corporate Bonds (a)	—	217,792,867	—	217,792,867
Foreign Government Bonds	—	2,952,250	—	2,952,250
Agency Commercial Mortgage-Backed
Securities	—	17,882,683	—	17,882,683
Agency Notes & Bonds	—	3,577,049	—	3,577,049
U.S. Treasury Obligations	—	336,317,610	—	336,317,610
Short-term Investments	27,167,385	—	—	27,167,385
Interim Fund
Corporate Bonds (a)	—	5,030,710	—	5,030,710
U.S. Treasury Obligations	—	385,810,685	—	385,810,685
Short-term Investments	14,003,527	—	—	14,003,527
Municipal Bond Fund
Long-term Municipal Bonds	—	646,128,925	—	646,128,925
Short-term Investments	11,624,447	—	—	11,624,447

(a) Industry classification is disclosed in the Schedule of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2011 or for the period ended August 31, 2012. There were no significant transfers of securities between Level 1 and Level 2 as of August 31, 2012 as compared to November 30, 2011.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2012, the Municipal Bond Fund had commitments of $1,550,000 (representing 0.23% of net assets) for when-issued securities.

27

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Federal income taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

As of August 31, 2012, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,264,085,886	$1,940,185,243	$(40,503,963)	$1,899,681,280
Balanced Fund	846,638,302	521,601,285	(16,296,215)	505,305,070
Interim Fund	391,985,673	12,859,249	—	12,859,249
Municipal Bond Fund	608,321,916	49,529,529	(98,073)	49,431,456

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2012. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

28

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date October 25, 2012

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date October 25, 2012